Interest in Other Entities (Details) - Schedule of Total Investment According to the Equity Method - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Interest in Other Entities (Details) - Schedule of Total Investment According to the Equity Method [Line Items]
Total	$ 5,454	$ 11,892
Odysight.ai [Member]
Interest in Other Entities (Details) - Schedule of Total Investment According to the Equity Method [Line Items]
Total		9,375
Polyrizon [Member]
Interest in Other Entities (Details) - Schedule of Total Investment According to the Equity Method [Line Items]
Total	592	976
Laminera [Member]
Interest in Other Entities (Details) - Schedule of Total Investment According to the Equity Method [Line Items]
Total	1,142	1,176
Polyrizon [Member]
Interest in Other Entities (Details) - Schedule of Total Investment According to the Equity Method [Line Items]
Total	643	214
SciSparc Nutraceuticals [Member]
Interest in Other Entities (Details) - Schedule of Total Investment According to the Equity Method [Line Items]
Total	2,944
Revoltz [Member]
Interest in Other Entities (Details) - Schedule of Total Investment According to the Equity Method [Line Items]
Total	$ 133	$ 151